Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2019
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
Transactions with Related Parties and Affiliates

NOTE 18 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014, February 2015, February 2016 and November 2017, the Manager, provided commercial and technical management services to Navios Partners’ vessels for a daily fee (excluding drydocking expenses, which were reimbursed at cost by Navios Partners) of: (a) $4.23 daily rate per Ultra-Handymax vessel; (b) $4.33 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Containership of TEU 6,800; (e) $7.40 daily rate per Containership of more than TEU 8,000 and (f) $8.75 daily rate per very large Containership of more than TEU 13,000 through December 2019. These fixed daily fees cover our vessels’ operating expenses, other than certain extraordinary fees and costs.

In August 2019, Navios Partners extended the duration of its Management Agreement with the Manager until January 1, 2025. In addition, management fees are fixed for two years commencing from January 1, 2020 at: (a) $4.35 daily per Ultra-Handymax Vessel; (b)$4.45 daily per Panamax Vessel; (c) $5.41 daily per Capesize Vessel; and (d) $6.90 daily per 6,800 TEU Containership. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 unless agreed otherwise.

Following the Liquidation of Navios Europe I, Navios Partners acquired three Sub-Panamax and two Panamax Containerships. As per the Management Agreement, as amended in December 2019, management fees are fixed for two years commencing from January 1, 2020 at $6.1 daily per SubPanamax/Panamax Containership. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Drydocking expenses are reimbursed at cost for all vessels.

As of the year ended December 31, 2019 and 2018 certain extraordinary fees and costs related to regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation  under Company’s Management Agreement, amounted to $16,447 and $134, respectively, and are presented under “Acquisition of/additions to vessels” in the Consolidated Statements of Cash Flows.

Total management fees for each of the years ended December 31, 2019, 2018 and 2017 amounted to $68,188, $68,871 and $67,310, respectively.

 General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager, until December 31, 2022.

In August 2019, Navios Partners extended the duration of its existing administrative services agreement with the Manager until January 1, 2025, which provide for allocable general and administrative costs.

Total general and administrative expenses charged by the Manager for each of the years ended December 31, 2019, 2018 and 2017 amounted to $10,406, $9,344 and $8,877, respectively.

Balance due from related parties (excluding Navios Europe I and Navios Europe II): Balance due from related parties as of December 31, 2019 and December 31, 2018 amounted to $25,582 and $52,252, respectively, of which for the year ended December 31, 2019, the current receivable was $11,825 and the long-term receivable was $13,757. The balance mainly consisted of management fees, prepaid to Manager in accordance with the Management service agreement, as well as the Navios Holdings Guarantee. The outstanding balance of the guarantee claim receivable from the Navios Holdings Guarantee amounted to $10,000 as of December 31, 2019.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners had made available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the amount of funds available under the Navios Revolving Loans I was increased by $30,000. In February 2019, Navios Partners was required to fund the amount of $4,000 under Navios Europe I’s Revolving Loan (see Note 20 — Investment in Affiliates).

On November 22, 2019, an agreement was reached to liquidate Navios Europe I before its original expiring date. On November 26, 2019 a Share Purchase Agreement was entered between Navios Europe Inc. and Navios Maritime Operating LLC (a wholly owned subsidiary of Navios Partners). The transaction was completed on December 13, 2019.

As a result of the Europe I liquidation Navios Partners acquired 100% of the stock of the five vessels owning Companies owning the containerships of Navios Europe I with a fair value of $56,083 , and working capital balances of $14,440 including cash at banks of $12,930,  in satisfaction of its receivable balances in the amount of : (i) approximately $19,016 representing the Revolving Loan, Term Loan and accrued interest thereof directly owned to Navios Partners, previously presented under the captions “Investments in affiliates”, “Due/to from related parties” and “Loans receivable from affiliates”; and (ii) approximately $34,227 representing the previously transferred rights of Navios Holdings to the Navios Europe I’s Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest), of which $4,804 presented under “Notes receivable from affiliates, non current” and $29,423 presented contra equity. Furthermore, Navios Partners has assumed a $17,213 of Navios Europe I senior loan.

Following the Liquidation of Navios Europe I, the balance due from Navios Europe I as of December 31, 2019 was $0. As of December 31, 2018, Navios Partners’ portion of the outstanding amount relating to the portion of the investment in Navios Europe I (5.0% of the $10,000) was $500, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans I capital was $11,205, under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans I was $731 under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans I was $447 under the caption “Loans receivable from affiliates”.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans of up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 20 — Investment in Affiliates). The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated repayment dates.

As of December 31, 2019, Navios Partners’ portion of the outstanding amount relating to the portion of the investment in Navios Europe II (5.0% of the $14,000) was $700, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans II capital was $15,397 (December 31, 2018: $15,397), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans II was $7,284 (December 31, 2018: $4,459) under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans II was $796 (December 31, 2018: $608) under the caption “Loans receivable from affiliates”. As of December 31, 2019, the amount undrawn under the Navios Revolving Loans II was $4,503, of which Navios Partners may be required to fund an amount up to $4,503.

Note receivable from affiliates: On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the fixed 12.7% interest on the Navios Europe I Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) in the amount of $33,473, which included a cash consideration of $4,050 and 871,795 newly issued common units of Navios Partners, on a split adjusted basis. At the date of this transaction, the Company recognized a receivable at the fair value of its newly issued common units totaling $29,423 based on the closing price of $33.75 per unit as of March 16, 2017 given as consideration. The receivable relating to the consideration settled with the issuance of 871,795 Navios Partners’ common units in the amount of $29,423 has been classified contra equity within the consolidated Statements of Changes in Partners’ Capital as “Note receivable”. The receivable from Navios Holdings was payable on maturity in December 2023. Interest would accrue through maturity and would be recognized within “Interest income” for the receivable relating to the cash consideration of $4,050. On October 23, 2019, Navios Partners’ Conflicts Committee agreed to cancel an amortizing penalty from Navios Holdings of approximately $3,182 as of December 2019, due to early liquidation of the structure. Following the liquidation of Navios Europe I, the long-term note receivable from Navios Holdings amounted to nil.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containerships and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

In connection with the Navios Maritime Midstream Partners L.P. (“Navios Midstream”) initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.

In connection with the Navios Containers private placement and listing on the Norwegian over-the-counter (“N-OTC”) market effective June 8, 2017, Navios Partners entered into an omnibus agreement with Navios Containers, Navios Holdings, Navios Acquisition and Navios Midstream (the “Navios Containers Omnibus Agreement”), pursuant to which Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream have granted to Navios Containers a right of first refusal over any containerships to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream to compete with Navios Containers under specified circumstances.

Navios Holdings Guarantee: On November 15, 2012 (as amended and supplemented in March 2014, December 2017 and July 2019), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings would provide supplemental credit default insurance with a maximum cash payment of $20,000. As of December 31, 2019, the outstanding claim receivable amounted to $10,000 and is repayable in two installments, $5,000 to be paid by July 1, 2020 and $5,000 to be paid by January 1, 2021. The guarantee claim receivable presented under the captions “Amounts due from related parties-short term” and “Amounts due from related parties-long term” in the consolidated Balance Sheets.

Acquisition of vessels: On November 25, 2019, Navios Partners entered into a share purchase agreement for the acquisition of three Panamax and one Ultra-Handymax drybulk vessels from an entity affiliated with its Chairman and CEO for $37,000 (plus working capital adjustment) in a transaction approved by the Conflicts Committee of the Board of Directors of Navios Partners. The vessels were acquired on December 13, 2019 (see Note 7 – Vessels, net)

As of December 31, 2019, Navios Holdings held an 18.8% common unit interest in Navios Partners, represented by 2,070,216 common units. Olympos Maritime Ltd. held a general partner interest of 2.1% represented by 230,524 general partner units.